SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details)		12 Months Ended
	Apr. 12, 2021 $ / shares	Jan. 31, 2021 USD ($) item contract MT $ / shares	Jan. 31, 2020 USD ($) $ / shares	Jan. 31, 2019 $ / shares
Cash and Cash Equivalents
Amount held by the Trust in a money market fund		$ 12,500,941	$ 768,512
Revenue from Contract with Customer [Abstract]
Accrued income receivable		$ 249,477	69,588
Number of customer contracts | contract		1
Net contract asset		$ 177,251
Net contract liability			2,511,720
Contract asset		239,132	192,059
Contract liability		$ 61,881	$ 2,703,779
Fixed Property, Including Intangibles
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease		20.00%
Distributions declared per unit (in dollars per unit) | $ / shares		$ 1.67	$ 3.36	$ 2.79
Subsequent Event [Member]
Fixed Property, Including Intangibles
Distributions declared per unit (in dollars per unit) | $ / shares	$ 0.89
Base Overriding Royalties
Revenue from Contract with Customer [Abstract]
Base overriding royalties, first tier portion percentage		90.00%
Base overriding royalties, first tier shipment ceiling (in million tons) | MT		4
Base overriding royalties, second tier portion percentage		85.00%
Base overriding royalties, second tier shipment ceiling (in million tons) | MT		2
Base overriding royalties, third tier portion percentage		25.00%
Base overriding royalties, third tier shipment threshold (in million tons) | MT		6
Base overriding royalties, number of volume thresholds for transaction price | item		4
Base overriding royalties, volume threshold for transaction price | MT		1